Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances with central banks	€ 87,614	€ 106,520
Loans and advances to banks	35,104	23,592
Financial assets at fair value through profit or loss 4
– Trading assets	56,870	51,381
– Non-trading derivatives	3,893	1,536
– Designated as at fair value through profit or loss	6,159	6,355
– Mandatorily at fair value through profit or loss	46,844	42,684
Financial assets at fair value through other comprehensive income	31,625	30,635
Securities at amortised cost	48,160	48,319
Loans and advances to customers	644,893	625,122
Investments in associates and joint ventures 8	1,500	1,587
Property and equipment 9	2,446	2,515
Intangible assets 10	1,102	1,156
Current tax assets	349	549
Deferred tax assets 37	1,425	1,303
Other assets 11	8,850	5,996
Total assets	976,834	949,250
Liabilities
Deposits from banks	56,632	85,092
Customer deposits	640,799	617,400
Financial liabilities at fair value through profit or loss
– Trading liabilities	39,088	27,113
– Non-trading derivatives	3,048	2,120
– Designated as at fair value through profit or loss	50,883	41,808
Current tax liabilities	325	271
Deferred tax liabilities 37	2,652	311
Provisions 15	1,052	995
Other liabilities 16	13,646	12,839
Debt securities in issue 17	95,918	91,784
Subordinated loans 18	15,786	16,715
Total liabilities	919,829	896,448
Equity
Share capital and share premium	17,154	17,144
Other reserves	(2,192)	(540)
Retained earnings	41,538	35,462
Shareholders’ equity (parent)	56,500	52,066
Non-controlling interests	504	736
Total equity	57,004	52,802
Total liabilities and equity	€ 976,834	€ 949,250